As filed with the Securities and Exchange Commission on January 28, 2003
                                             Securities Act File No. 333-85731
                                     Investment Company Act File No. 811-08797
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                     ____________________________________

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                          Pre-Effective Amendment No.                       | |
                        Post-Effective Amendment No. 6                      |X|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      |X|
                               Amendment No. 37                             |X|
                       (Check appropriate box or boxes)
                     ____________________________________

                     Mercury U.S. Small Cap Growth Fund of
                              Mercury Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)
                     ____________________________________

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800
                     ____________________________________

                                TERRY K. GLENN
           Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                     ____________________________________

                                  Copies to:

 Counsel for the Fund:
 JOEL H. GOLDBERG, Esq.                       FRANK P. BRUNO                        Philip L. Kirstein, Esq.
  Shearman & Sterling                 Sidley Austin Brown & Wood LLP               FUND ASSET MANAGEMENT, L.P.
  599 Lexington Avenue                      787 Seventh Avenue                            P.O. Box 9011
New York, New York 10022                 New York, New York 10019               Princeton, New Jersey 08543-9011


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                     ____________________________________

     It is proposed that this filing will become effective (check appropriate box)
          | | immediately upon filing pursuant to paragraph (b)
          |X| on February 28, 2003 pursuant to paragraph (b)
          | | 60 days after filing pursuant to paragraph (a)(1)
          | | on (date) pursuant to paragraph (a)(1)
          | | 75 days after filing pursuant to paragraph (a)(2)
          | | on (date) pursuant to paragraph (a)(2) of rule 485
     If appropriate, check the following box:
          |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                     ____________________________________

      Mercury Master Trust also has executed this Registration Statement.

==============================================================================

     Parts A, B and C to the Mercury U.S. Small Cap Growth Fund's ( the "Fund") Post-Effective Amendment No. 5 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 36 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 30, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of January 30, 2002. It is proposed that the Post-Effective Amendment become effective on February 28, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to Section 8(a) of the Securities Act may determine.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 28th day of January, 2003.

                                MERCURY U.S. SMALL CAP GROWTH FUND
                                of MERCURY FUNDS, INC.
                                          (Registrant)

                                /s/ Donald C. Burke
                          By:   -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

                 Signatures                                 Title                               Date
                 ----------                                 -----                               ----

               TERRY K. GLENN*                     President and Director
----------------------------------------------  (Principal Executive Officer)
              (Terry K. Glenn)

               DONALD C. BURKE*                 Vice President and Treasurer
----------------------------------------------     (Principal Financial and
              (Donald C. Burke)                      Accounting Officer)

               DAVID O. BEIM*                             Director
----------------------------------------------
               (David O. Beim)

               JAMES T. FLYNN*                            Director
----------------------------------------------
              (James T. Flynn)

                TODD GOODWIN*                             Director
----------------------------------------------
               (Todd Goodwin)

          GEORGE W. HOLBROOK, JR.*                        Director
----------------------------------------------
          (George W. Holbrook, Jr.)

               W. CARL KESTER*                            Trustee
----------------------------------------------
              (W. Carl Kester)

              KAREN P. ROBARDS*                           Trustee
----------------------------------------------
             (Karen P. Robards)

*By:  /s/ Donald C. Burke                                                                January 28, 2003
     -----------------------------------------
         (Donald C. Burke,
         Attorney-in-Fact)

     Master Mercury Trust has duly caused this registration statement of Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 28th day of January, 2003.


                                   MERCURY MASTER TRUST
                                       (Registrant)

                          By:  /s/ Donald C. Burke
                               -----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

                 Signatures                                 Title                               Date
                 ----------                                 -----                               ----

               TERRY K. GLENN*                     President and Director
----------------------------------------------  (Principal Executive Officer)
              (Terry K. Glenn)

               DONALD C. BURKE*                 Vice President and Treasurer
----------------------------------------------     (Principal Financial and
              (Donald C. Burke)                      Accounting Officer)

               DAVID O. BEIM*                             Trustee
----------------------------------------------
               (David O. Beim)

               JAMES T. FLYNN*                            Trustee
----------------------------------------------
              (James T. Flynn)

                TODD GOODWIN*                             Trustee
----------------------------------------------
               (Todd Goodwin)

          GEORGE W. HOLBROOK, JR.*                        Trustee
----------------------------------------------
          (George W. Holbrook, Jr.)

               W. CARL KESTER*                            Trustee
----------------------------------------------
              (W. Carl Kester)

              KAREN P. ROBARDS*                           Trustee
----------------------------------------------
             (Karen P. Robards)

*By:     /s/ Donald C. Burke                                                             January 28, 2003
     -----------------------------------------
         (Donald C. Burke,
         Attorney-in-Fact)